Restructuring Plans (Details) (Restructuring Plan 2012 and Prior Years, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Plans
Employee related severance charges	$ 9
Restructuring reserve activity
Restructuring reserve, beginning balance of the period	193	90	90		54
Restructuring charges	9	17	177	160
Payments and other adjustments	(24)		(74)	(70)	(54)
Restructuring reserve, ending balance of the period	178		193	90
Reversal of a previously recorded restructuring reserve due to the company's revaluation of a decision to exit a manufacturing facility	23
Selling, general and administrative expense
Restructuring Plans
Employee related severance charges	2
Restructuring reserve activity
Restructuring charges			8	49
Cost of products sold
Restructuring Plans
Employee related severance charges	7
Restructuring reserve activity
Restructuring charges				$ 42